Non-Cash Transactions (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Non-Cash Transactions
Payables for addition of office equipment, furniture and fixtures	9,666	9,799	12,593
Subsidiaries
Non-Cash Transactions
Considerations payable in connection with acquisition	20,402	30,000	85,380
Affiliate
Non-Cash Transactions
Considerations payable in connection with acquisition			17,231